Pensions and other post-retirement benefits - Disclosure of amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Included within operating costs
Administration costs	£ 22	£ 22	£ 19
Defined benefit plan costs:
Current service cost	138	143	194
Past service cost – redundancies	1	9	8
Gains on settlement	0	(30)	(45)
Post-employment benefit expense, payroll cost, defined benefit plans	139	122	157
Included within finance income and costs
Net interest income	(98)	(100)	(85)
Total included in income statement	63	44	91
Exchange adjustments	(20)	(6)	41
Remeasurement losses of pension assets and post-retirement benefit obligations	(29)	(218)	(1,364)
Adjustments for restrictions on the defined benefit asset	(77)	0	0
Total included in the statement of other comprehensive income	(126)	(224)	(1,323)
Pensions | UK
Included within operating costs
Administration costs	14	13	9
Defined benefit plan costs:
Current service cost	45	45	69
Past service cost – redundancies	1	9	8
Gains on settlement	0	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	46	54	77
Included within finance income and costs
Net interest income	(68)	(84)	(64)
Total included in income statement	(8)	(17)	22
Exchange adjustments	0	0	0
Remeasurement losses of pension assets and post-retirement benefit obligations	(257)	(474)	(1,183)
Adjustments for restrictions on the defined benefit asset	0	0	0
Total included in the statement of other comprehensive income	(257)	(474)	(1,183)
Pensions | US
Included within operating costs
Administration costs	6	7	8
Defined benefit plan costs:
Current service cost	68	72	88
Past service cost – redundancies	0	0	0
Gains on settlement	0	(30)	(45)
Post-employment benefit expense, payroll cost, defined benefit plans	68	42	43
Included within finance income and costs
Net interest income	(19)	(13)	(21)
Total included in income statement	55	36	30
Exchange adjustments	(10)	(5)	36
Remeasurement losses of pension assets and post-retirement benefit obligations	106	99	(242)
Adjustments for restrictions on the defined benefit asset	0	0	0
Total included in the statement of other comprehensive income	96	94	(206)
Other post-retirement benefits | US
Included within operating costs
Administration costs	2	2	2
Defined benefit plan costs:
Current service cost	25	26	37
Past service cost – redundancies	0	0	0
Gains on settlement	0	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	25	26	37
Included within finance income and costs
Net interest income	(11)	(3)	0
Total included in income statement	16	25	39
Exchange adjustments	(10)	(1)	5
Remeasurement losses of pension assets and post-retirement benefit obligations	122	157	61
Adjustments for restrictions on the defined benefit asset	(77)	0	0
Total included in the statement of other comprehensive income	£ 35	£ 156	£ 66